UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
February 1, 2006

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 103
Form 13F Information Table Value Total: $4,360,267 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Affiliated Managers Group      COM         008252108     6508   81100 SH       SOLE                  81100
Altera Corp.                   COM         021441100     6152  332000 SH       SOLE                 332000
American Eagle Outfitters      COM         02553E106     4711  205000 SH       SOLE                 205000
American International Group   COM         026874107    10235  150000 SH       SOLE                 150000
American S&P 500 Index Fund    COM         464287200     1345   10787 SH       SOLE                  10787
Amgen, Inc.                    COM         031162100    11040  140000 SH       SOLE                 140000
Apple Computer                 COM         037833100      431    6000 SH       SOLE                   6000
Applied Materials, Inc.        COM         038222105     5382  300000 SH       SOLE                 300000
Autoliv, Inc.                  COM         052800109    14430  317692 SH       SOLE                 305042           12565
Bed Bath Beyond Inc            COM         075896100    12146  336000 SH       SOLE                 336000
Berkshire Hathaway, Inc - Cl B COM         084670207   139354   47472 SH       SOLE                  45312            2158
Best Buy Company               COM         086516101     5544  127500 SH       SOLE                 127500
Biogen Idec                    COM         09062x103    11773  260000 SH       SOLE                 260000
Biomet Inc.                    COM         090613100     8777  240000 SH       SOLE                 240000
Boeing                         COM         097023105      474    6750 SH       SOLE                                   6750
Boston Scientific              COM         101137107     4805  196200 SH       SOLE                 196200
Bristol-Myers Squibb           COM         110122108      986   42887 SH       SOLE                  22267           20620
Cabela's Inc Cl A              COM         126804301    18341 1104905 SH       SOLE                1064783           39827
Capital One Finl Corp          COM         14040H105     2160   25000 SH       SOLE                  25000
Carmax, Inc.                   COM         143130102    16390  592128 SH       SOLE                 570358           21640
Charles River Laboratories     COM         159864107   111253 2625748 SH       SOLE                2526738           98755
Check Point Software Tech.     COM         M22465104   107705 5369127 SH       SOLE                5179512          189185
Cintas Corp.                   COM         172908105    23772  577984 SH       SOLE                 560514           17365
Cisco Systems, Inc.            COM         17275R102   127406 7441957 SH       SOLE                7144377          297120
Citigroup, Inc.                COM         172967101   171639 3536754 SH       SOLE                3399555          136984
Clorox Co.                     COM         189054109    23353  410489 SH       SOLE                 394769           15630
Coca Cola Co                   COM         191216100   106247 2635750 SH       SOLE                2524980          110580
Comcast, Corp. - Cl A          COM         20030N101      726   28000 SH       SOLE                  28000
Comcast, Corp. - Special Cl A  COM         20030N200   122969 4786630 SH       SOLE                4581247          205063
Community Health Systems       COM         203668108    15568  406055 SH       SOLE                 393435           12620
Costco Wholesale Corp          COM         22160K105    56480 1141698 SH       SOLE                1093959           47664
Countrywide Credit Indus       COM         222372104    12172  356000 SH       SOLE                 356000
Del Monte Foods Co.            COM         24522P103    10173  975360 SH       SOLE                 932844           42296
Discovery Holding Co-A         COM         25468Y107    14602  963822 SH       SOLE                 928307           35295
Dover Corp.                    COM         260003108   153351 3787391 SH       SOLE                3646584          140462
EBAY Inc.                      COM         278642103     2593   60000 SH       SOLE                  60000
Education Management Corp      COM         28139T101    20396  608656 SH       SOLE                 585696           22825
Estee Lauder Companies Class A COM         518439104    99077 2959275 SH       SOLE                2842790          116210
Expeditors International Wash  COM         302130109     3076   45562 SH       SOLE                  43787            1765
Family Dollar Stores           COM         307000109     1983   80000 SH       SOLE                  80000
Fedex Corp                     COM         31428X106     9822   95000 SH       SOLE                  95000
First Data Corp                COM         319963104   167954 3904994 SH       SOLE                3751890          152874
Fiserv, Inc                    COM         337738108   111096 2567514 SH       SOLE                2473478           93806
Flextronics Intl LTD           COM         Y2573F102     6499  622500 SH       SOLE                 622500
Gannett Co                     COM         364730101    13937  230105 SH       SOLE                 221430            8620
Harley-Davidson Inc            COM         412822108   100279 1947546 SH       SOLE                1871506           75920
Health Mgmt Assoc. Inc.-A      COM         421933102   101196 4608205 SH       SOLE                4428522          179413
Hewitt Associates Inc          COM         42822q100    26749  954998 SH       SOLE                 918878           35915
Hewlett-Packard                COM         428236103     6871  240000 SH       SOLE                 240000
Home Depot                     COM         437076102    11092  274000 SH       SOLE                 274000
IDT Corp.                      COM         448947101     4633  400778 SH       SOLE                 372118           28660
Intel Corp                     COM         458140100    13903  557000 SH       SOLE                 557000
International Game Technology  COM         459902102    34295 1114203 SH       SOLE                1076533           37445
Intuit, Inc.                   COM         461202103     1949   36568 SH       SOLE                  36568
Jacobs Engineering Group, Inc. COM         469814107    15962  235180 SH       SOLE                 226345            8780
Johnson & Johnson              COM         478160104   123132 2048783 SH       SOLE                1963524           85129
Kohls Corp                     COM         500255104     9477  195000 SH       SOLE                 195000
Laboratory Crp of Amer Hldgs   COM         50540R409    28850  535745 SH       SOLE                 519610           16035
Liberty Global Inc.-Series C   COM         530555309    11918  562150 SH       SOLE                 542717           19313
Liberty Media Corp - A         COM         530718105   141393 17966134 SH      SOLE               17285116          679428
Linear Tech Corp.              COM         535678106     1082   30000 SH       SOLE                  30000
Liz Claiborne                  COM         539320101    60996 1702838 SH       SOLE                1637550           65143
Lowe's Companies               COM         548661107    14865  223000 SH       SOLE                 223000
MGIC Investment                COM         552848103   118704 1803465 SH       SOLE                1735852           67508
Markel Corp.                   COM         570535104    57370  180948 SH       SOLE                 175260            5669
McDonalds                      COM         580135101    92611 2746485 SH       SOLE                2635592          110718
Mercury General Corp.          COM         589400100    26496  455101 SH       SOLE                 437726           17275
Mercury Interactive Corp       COM         589405109     1056   38000 SH       SOLE                  38000
Merrill Lynch                  COM         590188108     9076  134000 SH       SOLE                 134000
Microsoft Corp                 COM         594918104   162211 6203083 SH       SOLE                5948599          254089
Mohawk Industries, Inc.        COM         608190104    90202 1037041 SH       SOLE                1000103           36843
Morgan Stanley                 COM         617446448   156691 2761567 SH       SOLE                2659393          102014
NASDAQ-100 Index Tracking      COM         631100104     9133  226000 SH       SOLE                 226000
Novartis Ag                    ADR         66987v109   138226 2633887 SH       SOLE                2526457          107265
Odyssey Re Holdings Corp       COM         67612W108    16116  642596 SH       SOLE                 617931           24520
Oracle Systems                 COM         68389X105     1465  120000 SH       SOLE                 120000
Pfizer, Inc.                   COM         717081103     1576   67600 SH       SOLE                  67600
Proctor & Gamble               COM         742718109      203    3500 SH       SOLE                   3500
QLogic Corp                    COM         747277101     5202  160000 SH       SOLE                 160000
Ross Stores, Inc.              COM         778296103     3035  105000 SH       SOLE                 105000
S&P 500 Depository Receipt     COM         78462F103     7991   64183 SH       SOLE                  63827             356
Scripps Co. (E.W.) - Cl A      COM         811054204    15882  330733 SH       SOLE                 317648           13010
Standard & Poor's Midcap 400   COM         595635103      978    7259 SH       SOLE                   7259
Stryker Corp                   COM         863667101    24524  551978 SH       SOLE                 524083           27895
Symantec Corp                  COM         871503108    76683 4381875 SH       SOLE                4211660          169945
Synovus Financial Corp         COM         87161C105    20065  742869 SH       SOLE                 717949           24755
Sysco Corp                     COM         871829107    64294 2070672 SH       SOLE                1962463          108039
Target Corporation             COM         87612E106    62812 1142662 SH       SOLE                1105178           37419
Texas Instruments              COM         882508104      641   20000 SH       SOLE                  20000
Tiffany & Co.                  COM         886547108    15971  417106 SH       SOLE                 404386           12645
United Parcel Service - Cl B   COM         911312106    79131 1052973 SH       SOLE                1013013           39895
Valassis Communications, Inc.  COM         918866104    14949 514225  SH       SOLE                 494470           19630
Viacom Inc. - Cl B             COM         92553P201   117163 3593943 SH       SOLE                3441751          151952
Wal-Mart Stores                COM         931142103   136601 2918833 SH       SOLE                2795828          122810
Walgreen Co                    COM         931422109    70800 1599637 SH       SOLE                1536606           62931
Waste Management, Inc.         COM         94106L109    76015 2504627 SH       SOLE                2414425           89922
Waters Corp.                   COM         941848103    13829  365836 SH       SOLE                 352506           13250
Wells Fargo & Co               COM         949746101   141645 2254418 SH       SOLE                2162331           91947
White Mountains Insurance Grp  COM         G9618E107    23540   42145 SH       SOLE                  40454            1681
Williams-Sonoma, Inc.          COM         969904101     2244   52000 SH       SOLE                  52000
Willis Group Holdings LTD      COM         G96655108    11541  312414 SH       SOLE                 300624           11720
Xilinx, Inc.                   COM         983919101     1008   40000 SH       SOLE                  40000
Zimmer Holdings Inc.           COM         98956P102     9104  135000 SH       SOLE                 135000